Investments in subsidiaries - Assets acquired and liabilities assumed (Details) - CAD ($)	Sep. 30, 2020	Mar. 31, 2020	Dec. 18, 2019	Oct. 11, 2019	Sep. 30, 2019
Disclosure of detailed information about borrowings [line items]
Current assets	$ 55,683,000				$ 119,972,000
PP&E (Note 6)	18,900,000				7,675,000
Right-of-use assets (Note 7)	11,859,000
Intangible assets (Note 9)	46,523,000				112,744,000
Goodwill	269,037,000				587,837,000
Current liabilities	(96,578,000)				(133,481,000)
Deferred tax liabilities	(4,537,000)				(27,290,000)
Retirement benefits obligations (Note 17)	(1,068,000)				(7,994,000)
Long-term debt	(20,734,000)				(9,828,000)
Lease liabilities	(13,592,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	265,493,000				649,635,000
Cash acquired	16,004,000				13,867,000
Net assets acquired	281,497,000				663,502,000
Consideration paid	281,497,000				637,482,000
Consideration payable					26,020,000
Western and Southern Europe
Disclosure of detailed information about borrowings [line items]
Goodwill	32,272,000
Canada
Disclosure of detailed information about borrowings [line items]
Goodwill	5,411,000
U.S. Federal
Disclosure of detailed information about borrowings [line items]
Goodwill	86,642,000				13,955,000
U.K. and Australia
Disclosure of detailed information about borrowings [line items]
Goodwill	53,170,000
Scandinavia
Disclosure of detailed information about borrowings [line items]
Goodwill					465,209,000
Central and Eastern Europe
Disclosure of detailed information about borrowings [line items]
Goodwill	91,542,000				90,943,000
Finland, Poland and Baltics
Disclosure of detailed information about borrowings [line items]
Goodwill					17,730,000
SCISYS Group Plc
Disclosure of detailed information about borrowings [line items]
Current assets	28,461,000
PP&E (Note 6)	16,893,000
Right-of-use assets (Note 7)	3,362,000
Intangible assets (Note 9)	16,837,000
Goodwill	144,712,000
Current liabilities	(68,254,000)
Deferred tax liabilities	(3,030,000)
Retirement benefits obligations (Note 17)	0
Long-term debt	(10,880,000)
Lease liabilities	(4,336,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	123,765,000
Cash acquired	6,495,000
Net assets acquired	130,260,000		$ 130,260,000
Consideration paid	130,260,000
TeraThink
Disclosure of detailed information about borrowings [line items]
Current assets	14,227,000
PP&E (Note 6)	1,369,000
Right-of-use assets (Note 7)	4,228,000
Intangible assets (Note 9)	19,025,000
Goodwill	86,642,000
Current liabilities	(13,910,000)
Deferred tax liabilities	0
Retirement benefits obligations (Note 17)	0
Long-term debt	(9,732,000)
Lease liabilities	(4,935,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	96,914,000
Cash acquired	2,474,000
Net assets acquired	99,388,000	$ 99,388,000
Consideration paid	99,388,000
Acando
Disclosure of detailed information about borrowings [line items]
Current assets					105,298,000
PP&E (Note 6)					6,404,000
Intangible assets (Note 9)					102,889,000
Goodwill					555,921,000
Current liabilities					(120,746,000)
Deferred tax liabilities					(25,966,000)
Retirement benefits obligations (Note 17)					(6,550,000)
Long-term debt					(9,828,000)
Identifiable assets acquired, net, excluding cash and cash equivalents					607,422,000
Cash acquired					16,348,000
Net assets acquired					623,770,000
Consideration paid				$ 23,123,000	599,744,000
Consideration payable					24,026,000
Other
Disclosure of detailed information about borrowings [line items]
Current assets	12,995,000				14,674,000
PP&E (Note 6)	638,000				1,271,000
Right-of-use assets (Note 7)	4,269,000
Intangible assets (Note 9)	10,661,000				9,855,000
Goodwill	37,683,000				31,916,000
Current liabilities	(14,414,000)				(12,735,000)
Deferred tax liabilities	(1,507,000)				(1,324,000)
Retirement benefits obligations (Note 17)	(1,068,000)				(1,444,000)
Long-term debt	(122,000)				0
Lease liabilities	(4,321,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	44,814,000				42,213,000
Cash acquired	7,035,000				(2,481,000)
Net assets acquired	51,849,000				39,732,000
Consideration paid	$ 51,849,000				37,738,000
Consideration payable					$ 1,994,000